Equity - Schedule of Additional Paid-in Capital (Details) - Common Stock Including Additional Paid in Capital [Member] - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Additional Paid-in Capital [Line Items]
Balance at beginning of year		$ 4,324,834	$ 1,458,941		$ 257,821
Directors’ remuneration	[1]				240,000
Issuance of shares		[2]	2,865,893	[2],[3]	961,120	[3]
Total		$ 1,415,000	$ 4,324,834		$ 1,458,941

[1]	The Company recorded remuneration to its directors, Mr. Siu, Wing Fung Alfred and Ms. Fong, Hei Yue Tina. The remuneration to Mr. Siu, Wing Fung Alfred and Ms. Fong, Hei Yue Tina was $120,000 and $120,000 for the year ended December 31, 2022, respectively. The directors considered remuneration as a capital injection rather than receiving it in cash, resulting in an $240,000 increase in paid-in capital.
[2]	On August 15, 2022, the Company issued 41,830 ordinary shares to Seazen, increasing the additional paid-in capital by $961,120. On January 10, 2023, the Company issued 27,293 ordinary shares to professional party for consulting service of 10 years, increasing the additional paid-in capital by $812,300. On December 4, 2023, the Company issued additional 69,000 shares to DoubleClick Services Limited for consulting service of 10 years, increasing the additional paid-in capital by $2,053,593.
[3]	On August 15, 2022, the Company issued 41,830 ordinary shares to Seazen, increasing the additional paid-in capital by $961,120. On January 10, 2023, the Company issued 27,293 ordinary shares to professional party for consulting service of 10 years, increasing the additional paid-in capital by $812,300. On December 4, 2023, the Company issued additional 69,000 shares to DoubleClick Services Limited for consulting service of 10 years, increasing the additional paid-in capital by $2,053,593.